Subsequent Events (Details) - Subsequent Event [Member]	1 Months Ended
Jan. 31, 2019
Subsequent Event (Textual)
Equity interest acquire	1.00%
Lixin [Member]
Subsequent Event (Textual)
Equity interest acquire	80.4592%
Equity interest acquired, description	The Company will acquire up to 80.4592% of equity interest in Lixin from six selling Lixin shareholders by issuing new shares and/or using cash on hand.